DISCONTINUED OPERATION - Schedule of Consolidated Balance Sheet (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 0	$ 469
Restricted cash	0	8,037
Advances to suppliers, net	0	2,795,162
Prepayment and other current assets, net	0	3,497,724
Total current assets	0	6,301,392
NON - CURRENT ASSETS:
Property and equipment, net	0	6,512
Operating lease right-of-use assets	0	55,334
Deferred tax assets	0	6,247,083
Total non - current assets	0	6,308,929
TOTAL ASSETS	0	12,610,321
CURRENT LIABILITIES:
Accounts payable	0	2,640
Accrued expenses and other payables	0	1,233,311
Advances from customers	0	4,537,799
Deferred government grant, current	0	38,792
Income tax payable	0	659,919
Total current liabilities	0	6,472,461
NON - CURRENT LIABILITIES:
Deferred government grant, non-current	0	16,543
Total non - current liabilities	0	16,543
TOTAL LIABILITIES	$ 0	$ 6,489,004